Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss for the year	£ (781,240)	£ (59,946)	£ (94,375)
Adjustments to cash flows from non-cash items
Depreciation and amortization	1,973	2,056	1,772
Depreciation on right of use assets	730	658	410
Net finance costs/(income)	720,029	(19,341)	(3,174)
Share based payment transactions	7,486	8,816	23,189
Goodwill impairment			1,473
Income tax expense/(credit)	45	(22,661)
Non-cash gain (settled in treasury shares)	(803)
Working capital adjustments	(51,780)	(90,418)	(70,705)
(Increase)/decrease in trade and other receivables	(7,768)	3,793	(6,206)
(Decrease)/increase in trade and other payables	(2,583)	606	(26,803)
Income taxes received	15,838	11,319
Net cash flows used in operating activities	(46,293)	(74,700)	(103,714)
Cash flows from investing activities
Decrease/ (increase) in financial assets at amortized cost		59,669	(59,250)
Acquisitions of property plant and equipment	(428)	(2,102)	(1,436)
Acquisition of intangible assets		(159)	(571)
Rent guarantee deposits			(1,700)
Interest received	2,162	3,972
Net cash flows from/(used in) investing activities	1,734	61,380	(62,957)
Cash flows from financing activities
Proceeds from share issuance		838	7,733
Proceeds from issues of shares to related party	15,629
Proceeds from issues of warrants to related party	3,907
Payments to lease creditors	(771)	(669)	(484)
Net cash flows generated from financing activities	18,765	169	7,249
Net decrease in cash at bank	(25,794)	(13,151)	(159,422)
Cash at bank as at January 1	48,680	62,927	212,660
Effect of foreign exchange rate changes	(330)	(1,096)	9,689
Cash at bank as at December 31	£ 22,556	£ 48,680	£ 62,927